Loans and borrowings - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value			$ 7,331	$ 6,500
Loans Payable Fair Value	$ 43,261,792	$ 38,305,674
Bioenergy
Disclosure of detailed information about borrowings [line items]
Guaranteed loan amount	$ 6,343
Hedge of a net investment in a foreign operation (Note 29.1.3)
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value			6,031
Cash flow hedging for future crude oil exports [member]
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value			$ 1,300